LONG TERM DEBT (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2018	Jan. 31, 2018	Mar. 31, 2016	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Apr. 30, 2019
Harris Bank [Member] | NanoChem Solutions Inc [Member]
Short-Term Debt [Line Items]
Promissory note												$ 1,100,000
Interest expense										$ 36,272
Harris Bank [Member] | NanoChem Solutions Inc [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage												0.50%
Harris Bank [Member] | ENP Investments LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage		1.00%
Midland Bank [Member] | NanoChem Solutions Inc [Member]
Short-Term Debt [Line Items]
Promissory note	$ 894,253
Interest expense							$ 3,417	$ 7,739	$ 24,827	6,218
Debt balance owing							268,708		381,674	822,380
Midland Bank [Member] | NanoChem Solutions Inc [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage	3.85%
Midland Bank [Member] | ENP Peru Investments LLC [Member]
Short-Term Debt [Line Items]
Promissory note					$ 200,000
Debt instrument, term					7 years
Interest expense								1,510	2,788	7,588
Debt instrument, interest rate, stated percentage					5.25%
Debt balance owing										125,543
Ford Motor Credit Company [Member] | ENP Peru Investments LLC [Member]
Short-Term Debt [Line Items]
Promissory note		$ 215,960				$ 45,941
Debt instrument, term		2 years				5 years
Debt instrument, interest rate, stated percentage						0.00%
Paycheck Protection Program [Member] | NanoChem Solutions Inc [Member]
Short-Term Debt [Line Items]
Promissory note		$ 322,000
Debt instrument, term		2 years
Debt instrument, interest rate, stated percentage		1.00%
Stock Yards Bank Trust [Member] | ENP Realty LLC [Member]
Short-Term Debt [Line Items]
Promissory note			$ 450,000
Debt instrument, term			10 years
Interest expense							4,677	4,766	17,107	18,049
Debt balance owing							428,278		430,880	440,779
Stock Yards Bank Trust [Member] | ENP Realty LLC [Member] | Federal Home Loan Bank of Cincinnati [Member]
Short-Term Debt [Line Items]
Debt instrument, term			5 years
Stock Yards Bank Trust [Member] | ENP Realty LLC [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage			4.35%
Stock Yards Bank Trust [Member] | ENP Realty LLC [Member] | Prime Rate [Member] | Federal Home Loan Bank of Cincinnati [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage			2.50%
Term Loan [Member] | ENP Investments LLC [Member]
Short-Term Debt [Line Items]
Ownership interest percentage	65.00%			65.00%
Term Loan [Member] | Harris Bank [Member] | NanoChem Solutions Inc [Member]
Short-Term Debt [Line Items]
Promissory note				$ 4,100,000
Debt instrument, term				7 years
Payment of monthly installments interest rate				25.00%
Debt instrument periodic payment				$ 300,000
Interest expense										75,874
Term Loan [Member] | Harris Bank [Member] | NanoChem Solutions Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage											4.50%
Term Loan [Member] | Midland Bank [Member] | NanoChem Solutions Inc [Member]
Short-Term Debt [Line Items]
Promissory note	$ 1,980,947
Debt instrument, term	5 years
Interest expense							15,130	$ 18,606	69,831	13,389
Debt balance owing							$ 1,459,983		$ 1,554,044	$ 1,920,976
Term Loan [Member] | Midland Bank [Member] | NanoChem Solutions Inc [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage	3.85%